Premises and Equipment & Developed Software (Details) - Schedule of components of developed software - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Premises and Equipment & Developed Software (Details) - Schedule of components of developed software [Line Items]
Developed software, gross	$ 69,241	$ 69,124
Accumulated amortization	(32,289)	(29,467)
Total	$ 36,952	39,657
Higher One Disbursement business developed software [Member]
Premises and Equipment & Developed Software (Details) - Schedule of components of developed software [Line Items]
Expected Useful Life	10 years
Developed software, gross	$ 27,400	27,400
Software Development [Member]
Premises and Equipment & Developed Software (Details) - Schedule of components of developed software [Line Items]
Developed software, gross	40,105	40,104
Work-in-process [Member]
Premises and Equipment & Developed Software (Details) - Schedule of components of developed software [Line Items]
Developed software, gross	$ 1,736	$ 1,620
Minimum [Member] | Software Development [Member]
Premises and Equipment & Developed Software (Details) - Schedule of components of developed software [Line Items]
Expected Useful Life	3 years
Maximum [Member] | Software Development [Member]
Premises and Equipment & Developed Software (Details) - Schedule of components of developed software [Line Items]
Expected Useful Life	5 years